Mezzanine Equity and Equity (Details) - $ / shares	1 Months Ended	6 Months Ended
	Sep. 16, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding			122,505,500	122,500,000
Earn-out units issued		10,000,000
Preferred stock dividend rate	10.00%
Intuitive Machines, LLC [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		81.50%
Intuitive Machines LLC Prior Investors [Member] | Intuitive Machines, LLC [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		81.50%
Class A Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding		16,051,489
Common stock, issued	100,000	5,493,182			100,000
Stock issued conversion of SAFE agreement		2,066,667
Number of votes for each share		one
Class B Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding		10,566
Common stock, issued		10,566
Number of votes for each share		one
Class C Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding		70,640,188
Common stock, issued		68,140,188
Number of votes for each share		three
Series A Preferred Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Preferred stock issued		26,000
Preferred stock dividend rate		10.00%
Preferred stock conversion price, per share (in Dollars per share)		$ 12
Sponsor [Member] | Class A Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding		8,243,750